Note 07 - Gain and Losses on derecognition of Financial Assets at Amortized Cost (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 334	€ 0	€ 2
Losses	(10)	0	0
Net gains (losses) from derecognition of securities measured at amortized cost	€ 324	€ 0	€ 2